Investment Property	12 Months Ended
Dec. 31, 2024
Investment Property
Investment Property

Note 10. Investment Property

All of the Group’s investment property is located in Europe and forms part of the security granted in connection with bonds issued by a subsidiary of the Group (see Note 15).

Changes in investment property included in non-current assets:	2024	2023
Balance, beginning of year	$31,540	$31,850
Additions	811	—
Changes in fair value during the year	2,005	554
Disposals	(81)	(1,232)
Reclassification from Real Estate for Sale	12,620	—
Currency translation adjustments	766	368
Balance, end of year	$47,661	$31,540

The amounts recognized in profit or loss in relation to investment property during the years ended December 31, 2024, 2023 and 2022 were as follows:

Years ended December 31:	2024	2023	2022
Rental income	$2,192	$1,473	$1,356
Direct operating expenses (including repairs and maintenance) arising from investment property during the year	692	398	324